Income taxes - Income tax expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Current income tax expenses	¥ 319,456	¥ 235,382	¥ 170,091
Deferred income tax benefits	(339,586)	(145,633)	(166,176)
Total income tax expenses (benefit)	¥ (20,130)	¥ 89,749	¥ 3,915